Long-term Investments, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Directors
Long-term Investments [Line Items]
Income/(loss) recognized in other income in the consolidated statements of comprehensive income	$ 45,212	$ 60,332	$ 28,639
One mobile product development company [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests			30.00%
Aggregate initial consideration			$ 700,000
Number of directors designated by Changyou | Directors			1
Impairment losses in the aggregate due to disappointing financial results	500,000	0
Carrying value of equity method investments	$ 0	$ 500,000
Incubator fund with limited partner interest [Member]
Long-term Investments [Line Items]
Initial investment in incubator fund			$ 3,000,000